Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Movements in the Company's share capital
The movements in the Company's share capital are summarized below:

Date	Description	Number of shares	Share Capital amounts in £'000s

January 1, 2017		51,361,063	2,568
May 2, 2017	Issuance of shares	47,653,100	2,383
May 18, 2017	Issuance of shares	5,539,080	277
May 26, 2017	Issuance of shares	330,824	17
September 13, 2017	Exercise of options	133,333	6
As at December 31, 2017		105,017,400	5,251
August 9, 2018	Vesting of RSUs	58,112	3
September 20, 2018	Vesting of RSUs	251,125	12
As at December 31, 2018		105,326,637	5,266